Balance Sheet Components - Summary of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accrued Liabilities [Line Items]
Accrued other liabilities	$ 640	$ 1,149
Sales tax payable	596	604
Customer advances	203	122
Accrued rent	110	36
Accrued liabilities	$ 1,549	$ 1,911